Inventories and Consumables (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories and Consumables

	2016	2017
Handsets and other telecommunication products	2,163	2,005
Consumables	59	24
Others	209	210

	2,431	2,239